                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANY

                   Investment Company Act file number 811-5582

                            Oppenheimer Cash Reserves
               (Exact name of registrant as specified in charter)

             6803 South Tucson Way, Centennial, Colorado 80112-3924
               (Address of principal executive offices) (Zip code)

                              Robert G. Zack, Esq.
                             OppenheimerFunds, Inc.
            Two World Financial Center, New York, New York 10281-1008
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: (303) 768-3200

                        Date of fiscal year end: July 31

                      Date of reporting period: 10/29/2010

ITEM 1. SCHEDULE OF INVESTMENTS.

OPPENHEIMER CASH RESERVES
STATEMENT OF INVESTMENTS October 29, 2010* (Unaudited)

                                                                            FINAL
                                                                            LEGAL
                                                               MATURITY   MATURITY    PRINCIPAL
                                                                DATE**     DATE***      AMOUNT          VALUE
                                                               --------   --------   -----------   --------------
CERTIFICATES OF DEPOSIT-26.2%
YANKEE CERTIFICATES OF DEPOSIT-26.2%
Bank of Montreal, Chicago, 0.25%                                1/28/11    1/28/11   $32,000,000   $   32,000,000
Bank of Nova Scotia, Houston TX, 0.41%                          1/25/11    1/25/11     9,300,000        9,303,067
Barclays Bank plc, New York, 0.439%(1)                          1/19/11    7/19/11    30,000,000       30,000,000
BNP Paribas, New York, 0.30%                                   12/22/10   12/22/10     4,000,000        4,000,000
Credit Agricole Corporate & Investment Bank, New York
Branch, 0.455%                                                  11/2/10    11/2/10    13,400,000       13,400,062
National Australia Bank, New York:
0.26%                                                          12/29/10   12/29/10    19,900,000       19,899,999
0.355%(1)                                                      11/24/10   11/24/10    35,000,000       35,000,000
Nordea Bank Finland plc, New York:
0.68%                                                          12/16/10   12/16/10    15,000,000       15,000,000
0.69%                                                          12/17/10   12/17/10     3,600,000        3,600,000
0.70%                                                          12/10/10   12/10/10    20,000,000       20,000,000
Rabobank Nederland NV, New York:
0.288%(1)                                                       1/31/11    7/29/11    15,000,000       15,000,000
0.326%(1)                                                      11/12/10    5/12/11    12,000,000       12,000,000
0.356%(1)                                                      11/26/10    6/27/11    32,000,000       32,000,000
Royal Bank of Canada, New York, 0.40%(1)                        11/1/10    8/16/11    27,000,000       27,000,000
Svenska Handelsbanken, New York, 0.29%                          2/22/11    2/22/11    20,000,000       20,000,000
Westpac Banking Corp., New York, 0.357%(1)                      11/8/10    12/7/10    24,000,000       24,000,000
                                                                                                   --------------
Total Certificates of Deposit (Cost $312,203,128)                                                     312,203,128
                                                                                                   --------------
DIRECT BANK OBLIGATIONS-9.2%
Bank of Nova Scotia, 0.25%                                     12/20/10   12/20/10    20,000,000       19,993,194
Commonwealth Bank of Australia, 0.285%(2)                       11/5/10    11/5/10    35,000,000       34,998,892
Nordea North America, Inc., 0.60%                              11/19/10   11/19/10    19,000,000       18,994,300
Royal Bank of Canada, 5.65%                                     1/20/11    7/20/11     6,000,000        6,225,556
Santander Central Hispano Finance (Delaware), Inc., 0.26%      11/12/10   11/12/10    11,750,000       11,749,067
Societe Generale North America, Inc., 0.27%                     12/1/10    12/1/10    18,100,000       18,095,928
                                                                                                   --------------
Total Direct Bank Obligations (Cost $110,056,937)                                                     110,056,937
                                                                                                   --------------
SHORT-TERM NOTES-55.6%
CAPITAL MARKETS-4.6%
BNP Paribas Finance, Inc.:
0.29%                                                           12/9/10    12/9/10    11,800,000       11,796,388
0.30%                                                           12/2/10    12/2/10     4,700,000        4,698,786
0.30%                                                          12/17/10   12/17/10    36,000,000       35,986,200
0.39%                                                           3/23/11    3/23/11     2,000,000        1,996,923
                                                                                                   --------------
                                                                                                       54,478,297
                                                                                                   --------------
ELECTRIC UTILITIES-3.7%
Electricite De France:
0.25%(2)                                                        11/9/10    11/9/10    22,400,000       22,398,756
0.25%(2)                                                       11/18/10   11/18/10    22,000,000       21,997,403
                                                                                                   --------------
                                                                                                       44,396,159
                                                                                                   --------------

INSURANCE-1.9%
United of Omaha Life Insurance Co.:
0.556%(1)                                                       11/1/10   12/29/10    18,000,000       18,000,000
0.556%(1)                                                       11/1/10   12/29/10     5,000,000        5,000,000
                                                                                                   --------------
                                                                                                       23,000,000
                                                                                                   --------------
LEASING & FACTORING-4.9%
Toyota Motor Credit Corp.:
0.28%                                                          11/23/10   11/23/10     4,800,000        4,799,179
0.28%                                                          12/10/10   12/10/10     9,100,000        9,097,240
0.31%                                                           11/1/10    11/1/10    26,400,000       26,400,000
0.31%                                                          11/10/10   11/10/10    17,800,000       17,798,621
                                                                                                   --------------
                                                                                                       58,095,040
                                                                                                   --------------
MUNICIPAL-12.1%
Birmingham, AL Industrial Development Board Solid Waste
Revenue Bonds, American Cast Iron, Series 2000, 0.42%(1)        11/7/10     5/1/25     2,690,000        2,690,000
Capital One Funding Corp., Series 2000B, 0.29%(1)               11/7/10     7/1/20     4,972,000        4,972,000
Crawfordsville, IN Industrial Revenue Bonds, National
Service Industries, Inc. Project, Series 91, 0.37%(1)           11/7/10     6/1/21     4,000,000        4,000,000
Hanover Cnty., VA Economic Development Authority Revenue
Bonds, Bon Secours Health System, Inc., Series 08B, 0.26%(1)    11/7/10    11/1/25     9,000,000        9,000,000
Hillsborough Cnty., FL Industrial Development Authority
Revenue Bonds, Tampa Metro Area YMCA Project, Series 2000,
0.40%(1)                                                        11/7/10     3/1/25    10,600,000       10,600,000
IA Finance Authority Bonds, M.H. Eby, Inc. Project, Series
2005, 0.36%(1, 3)                                               11/7/10    11/1/25       150,000          150,000
IL Finance Authority, Gift of Hope Organ & Tissue Donor
Network, Series 2008, 0.38%(1)                                  11/7/10     5/1/38     7,500,000        7,500,000
IN Health Facilities Financing Authority Hospital Revenue
Bonds, Deaconess Hospital Obligation Project, Series 2004B,
0.28%(1)                                                        11/7/10     1/1/29    20,000,000       20,000,000
Intrepid Museum Foundation Revenue Bonds, Series 2006,
0.285%(1)                                                       11/7/10     1/1/37     7,080,000        7,080,000
Maricopa Cnty., AZ Industrial Development Bonds, Valley of
the Sun YMCA, Series 2008, 0.35%(1)                             11/7/10    12/1/37     7,500,000        7,500,000
Mountain Agency, Inc. (The) Securities, Series 2003,
0.29%(1)                                                        11/7/10    1/20/23    11,260,000       11,260,000
MS Business Finance Corp. Revenue Bonds, Olin Corp.
Project, Series 2005, 0.33%(1)                                  11/7/10    11/1/25     1,600,000        1,600,000
Muskogee, OK Trust Port Authority Industrial Development
Revenue Bonds, Uni-Steel, Inc., Series 1998, 0.45%(1)           11/7/10     5/1/23     2,850,000        2,850,000
National Geographic School Publishing, Inc. Nts., Series
2006, 0.30%(1)                                                  11/7/10     6/1/46     4,100,000        4,100,000
NJ Economic Development Authority Bonds, MZR Real Estate,
Series 2007B, 0.33%(1)                                          11/7/10    12/1/20     3,895,000        3,895,000
Oakland University Board of Trustees General Revenue
Refunding Bonds, Series 2008, 0.28%(1)                          11/7/10     3/1/31    15,000,000       15,000,000
Oneida Cnty., NY Industrial Development Agency, Mohawk
Valley Network, Series 2006F, 0.35%(1)                          11/7/10     6/1/31     4,870,000        4,870,000
PA Economic Development Finance Authority, John W. Gleim
Jr., Inc. Project, Series 2009B1, 0.32%(1)                      11/7/10    12/1/13     1,500,000        1,500,000
Polk Cnty., FL Industrial Development Authority Revenue
Bonds, Watson Clinic, Series 1999, 0.38%(1)                     11/7/10    12/1/18     2,350,000        2,350,000
Ridgewood Associates Bonds, Series 2005, 0.33%(1)               11/7/10    10/1/30     3,530,000        3,530,000

San Antonio, TX Special Facilities Bonds, Cessna Aircraft
Project, Series 1995, 0.55%(1)                                  11/7/10     4/1/20     2,100,000        2,100,000
Savanna, IL Industrial Development Revenue Bonds, Metform
Corp., Series 1994A, 0.31%(1)                                   11/7/10     5/1/14     4,300,000        4,300,000
Tennis For Charity, Inc. Bonds, Series 2004, 0.26%(1)           11/7/10    12/1/29     2,315,000        2,315,000
Vigo Cnty., IN Economic Development Revenue Bonds, Republic
Services, Inc. Project, Series 03, 0.34%(1)                     11/7/10     7/1/33     5,000,000        5,000,000
Winston-Salem, NC Certificates of Participation, Series
1992, 0.33%(1)                                                  11/7/10    11/1/12     6,250,000        6,250,000
                                                                                                   --------------
                                                                                                      144,412,000
                                                                                                   --------------
PERSONAL PRODUCTS-3.4%
Reckitt Benckiser Treasury Services plc:
0.27%(2)                                                         1/6/11     1/6/11    20,500,000       20,489,853
0.28%(2)                                                         1/7/11     1/7/11    20,000,000       19,989,578
                                                                                                   --------------
                                                                                                       40,479,431
                                                                                                   --------------
RECEIVABLES FINANCE-14.7%
Barton Capital Corp., 0.24%(2)                                  11/3/10    11/3/10    12,000,000       11,999,853
Fairway Finance Corp.:
0.30%(2)                                                        11/9/10    11/9/10    16,800,000       16,798,843
0.32%(2)                                                        11/8/10    11/8/10     9,052,000        9,051,437
Falcon Asset Securitization Co. LLC:
0.21%(2)                                                        11/2/10    11/2/10     8,500,000        8,499,950
0.27%(2)                                                       11/22/10   11/22/10     7,750,000        7,748,779
0.27%(2)                                                        1/10/11    1/10/11     4,300,000        4,297,743
Jupiter Securitization Co. LLC, 0.32%(2)                        11/4/10    11/4/10    15,000,000       14,999,600
Lexington Parker Capital Co. LLC, 0.40%(2)                      11/2/10    11/2/10     8,300,000        8,299,908
Market Street Funding LLC:
0.25%(2)                                                       11/30/10   11/30/10    11,000,000       10,997,785
0.26%(2)                                                       11/24/10   11/24/10     4,000,000        3,999,336
Old Line Funding Corp.:
0.28%(2)                                                       12/14/10   12/14/10    18,887,000       18,880,683
0.30%(2)                                                        11/9/10    11/9/10     9,100,000        9,099,393
Ranger Funding Co. LLC, 0.25%                                  11/22/10   11/22/10    14,000,000       13,997,958
Thunder Bay Funding LLC:
0.25%(2)                                                        12/1/10    12/1/10    14,000,000       13,997,083
0.27%(2)                                                        12/3/10    12/3/10    22,400,000       22,394,624
                                                                                                   --------------
                                                                                                      175,062,975
                                                                                                   --------------
SPECIAL PURPOSE FINANCIAL-10.3%
Crown Point Capital Co.:
0.40%                                                           12/2/10    12/2/10    13,500,000       13,495,350
0.40%                                                           12/7/10    12/7/10    22,100,000       22,091,160
FCAR Owner Trust I:
0.27%                                                           12/1/10    12/1/10    30,000,000       29,993,250
0.29%                                                           11/9/10    11/9/10     5,500,000        5,499,646
0.30%                                                           11/3/10    11/3/10     3,000,000        2,999,950
Lexington Parker Capital Co. LLC:
0.40%(2)                                                        11/3/10    11/3/10     7,400,000        7,399,836
0.40%(2)                                                        12/3/10    12/3/10    15,900,000       15,894,347
0.40%(2)                                                        12/8/10    12/8/10    13,100,000       13,094,614
0.40%(2)                                                        12/9/10    12/9/10    12,600,000       12,594,680
                                                                                                   --------------

                                                                                                      123,062,833
                                                                                                   --------------
Total Short-Term Notes (Cost $662,986,735)                                                            662,986,735
                                                                                                   --------------
U.S. GOVERNMENT AGENCIES-0.7%
Federal Home Loan Bank, 0.40%3 (Cost $9,000,000)               11/28/11   11/28/11     9,000,000        9,000,000
U.S. GOVERNMENT OBLIGATIONS-3.2%
U.S. Treasury Nts.:
0.875%                                                          2/28/11    2/28/11    13,000,000       13,021,541
0.875%                                                          3/31/11    3/31/11     6,000,000        6,010,763
0.875%                                                          4/30/11    4/30/11     6,500,000        6,510,910
4.875%                                                          7/31/11    7/31/11     6,000,000        6,199,862
5.125%                                                          6/30/11    6/30/11     6,000,000        6,185,423
                                                                                                   --------------
Total U.S. Government Obligations (Cost $37,928,499)                                                   37,928,499
                                                                                                   --------------
REPURCHASE AGREEMENTS-4.9%
Repurchase agreement (Principal Amount/Value $58,800,000,
with a maturity value of $58,801,029) with JPMorgan Chase
Bank, 0.21%, dated 10/29/10, to be repurchased at
$58,801,029 on 11/1/10, collateralized by U.S. Government
Agency Mortgages, 4.50%-6%, 6/25/22-8/25/40, with a value
of $59,976,712 (Cost $58,800,000)                               11/1/10    11/1/10    58,800,000       58,800,000
TOTAL INVESTMENTS, AT VALUE (COST $1,190,976,099)                                           99.8%   1,190,975,299
OTHER ASSETS NET OF LIABILITIES                                                              0.2        2,045,323
                                                                                     -----------   --------------
NET ASSETS                                                                                 100.0%  $1,193,020,622
                                                                                     ===========   ==============

FOOTNOTES TO STATEMENT OF INVESTMENTS

SHORT-TERM NOTES AND DIRECT BANK OBLIGATIONS ARE GENERALLY TRADED ON A DISCOUNT BASIS; THE INTEREST RATE SHOWN IS THE DISCOUNT RATE RECEIVED BY THE FUND AT THE TIME OF PURCHASE. OTHER SECURITIES NORMALLY BEAR INTEREST AT THE RATES SHOWN.

* October 29, 2010 is the last business day of the Fund's quarterly period. See accompanying Notes.

** The Maturity Date represents the date used to calculate the Fund's weighted average maturity as determined under Rule 2a-7.

*** If different from the Maturity Date, the Final Legal Maturity date includes any maturity date extensions which may be effected at the option of the issuer.

(1.) Represents the current interest rate for a variable or increasing rate security.

(2.) Security issued in an exempt transaction without registration under the Securities Act of 1933. Such securities amount to $329,922,976 or 27.65% of the Fund's net assets, and have been determined to be liquid pursuant to guidelines adopted by the Board of Trustees.

(3.) When-issued security or delayed delivery to be delivered and settled after October 29, 2010. See accompanying Notes.

VALUATION INPUTS

Various data inputs are used in determining the value of each of the Fund's investments as of the reporting period end. These data inputs are categorized in the following hierarchy under applicable financial accounting standards:

     1) Level 1-unadjusted quoted prices in active markets for identical assets or liabilities (including securities actively traded on a securities exchange)

     2) Level 2-inputs other than unadjusted quoted prices that are observable for the asset (such as unadjusted quoted prices for similar assets and market corroborated inputs such as interest rates, prepayment speeds, credit risks, etc.)

     3) Level 3-significant unobservable inputs (including the Manager's own judgments about assumptions that market participants would use in pricing the asset).

The table below categorizes amounts as of October 29, 2010 based on valuation input level:

                                               LEVEL 2--
                               LEVEL 1--         OTHER         LEVEL 3--
                               UNADJUSTED     SIGNIFICANT     SIGNIFICANT
                                 QUOTED       OBSERVABLE     UNOBSERVABLE
                                 PRICES         INPUTS          INPUTS           VALUE
                              -----------   --------------   ------------   --------------
ASSETS TABLE
INVESTMENTS, AT VALUE:
Certificates of Deposit       $        --   $  312,203,128        $--       $  312,203,128
Direct Bank Obligations                --      110,056,937         --          110,056,937
Short-Term Notes                       --      662,986,735         --          662,986,735
U.S. Government Agencies               --        9,000,000         --            9,000,000
U.S. Government Obligations            --       37,928,499         --           37,928,499
Repurchase Agreements          58,800,000               --         --           58,800,000
                              -----------   --------------        ---       --------------
Total Assets                  $58,800,000   $1,132,175,299        $--       $1,190,975,299
                              ===========   ==============        ===       ==============

Currency contracts and forwards, if any, are reported at their unrealized appreciation/depreciation at measurement date, which represents the change in the contract's value from trade date. Futures, if any, are reported at their variation margin at measurement date, which represents the amount due to/from the Fund at that date. All additional assets and liabilities included in the above table are reported at their market value at measurement date.

SEE THE ACCOMPANYING NOTES FOR FURTHER DISCUSSION OF THE METHODS USED IN DETERMINING VALUE OF THE FUND'S INVESTMENTS, AND A SUMMARY OF CHANGES TO THE VALUATION METHODOLOGIES, IF ANY, DURING THE REPORTING PERIOD.

NOTES TO STATEMENT OF INVESTMENTS

QUARTERLY PERIOD. Since October 29, 2010 represents the last day during the Fund's quarterly period on which the New York Stock Exchange was open for trading, the Fund's financial statements have been presented through that date to maintain consistency with the Fund's net asset value calculations used for shareholder transactions.

SECURITIES VALUATION. Securities are valued at cost adjusted by the amortization of discount or premium to maturity (amortized cost), which approximates market value. If amortized cost is determined not to approximate market value, the fair value of the portfolio securities will be determined under procedures approved by the Fund's Board of Directors.

Each investment asset or liability of the Fund is assigned a level at measurement date based on the significance and source of the inputs to its valuation. Unadjusted quoted prices in active markets for identical securities are classified as "Level 1," inputs other than unadjusted quoted prices for an asset that are observable are classified as "Level 2" and significant unobservable inputs, including the Manager's judgment about the assumptions that a market participant would use in pricing an asset or liability, are classified as "Level 3." The inputs used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. A table summarizing the Fund's investments under these levels of classification is included following the Statement of Investments.

In the absence of a readily available unadjusted quoted market price, including for securities whose values have been materially affected by what the Manager identifies as a significant event occurring before the Fund's assets are valued but after the close of the securities' respective exchanges, the Manager, acting through its internal valuation committee, in good faith determines the fair valuation of that asset using consistently applied procedures under the supervision of the Board of Directors (which reviews those fair valuations by the Manager). Those procedures include certain standardized methodologies to fair value securities. Such methodologies include, but are not limited to, pricing securities initially at cost and subsequently adjusting the value based on: changes in company specific fundamentals, changes in an appropriate securities index, or changes in the value of similar securities which may be adjusted for any discounts related to resale restrictions. When possible, such methodologies use observable market inputs such as unadjusted quoted prices of similar securities, observable interest rates, currency rates and yield curves. The methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.

There have been no significant changes to the fair valuation methodologies of the Fund during the period.

SECURITIES ON A WHEN-ISSUED OR DELAYED DELIVERY BASIS. The Fund may purchase securities on a "when-issued" basis, and may purchase or sell securities on a "delayed delivery" basis. "When-issued" or "delayed delivery" refers to securities whose terms and indenture are available and for which a market exists, but which are not available for immediate delivery. Delivery and payment for securities that have been purchased by the Fund on a when-issued basis normally takes place within six months and possibly as long as two years or more after the trade date. During this period, such securities do not earn interest, are subject to market fluctuation and may increase or decrease in value prior to their delivery. The purchase of securities on a when-issued basis may increase the volatility of the Fund's net asset value to the extent the Fund executes such transactions while remaining substantially fully invested. When the Fund engages in when-issued or delayed delivery transactions, it relies on the buyer or seller, as the case may be, to complete the transaction. Their failure to do so may cause the Fund to lose the opportunity to obtain or dispose of the security at a price and yield it considers advantageous. The Fund may also sell securities that it purchased on a when-issued basis or forward commitment prior to settlement of the original purchase.

As of October 29, 2010, the Fund had purchased securities issued on a when-issued or delayed delivery basis as follows:

                       WHEN-ISSUED
                        OR DELAYED
                         DELIVERY
                          BASIS
                       TRANSACTIONS
                       ------------
Purchased securities    $9,000,000
Sold securities          4,285,085

REPURCHASE AGREEMENTS. The Fund requires its custodian bank to take possession, to have legally segregated in the Federal Reserve Book Entry System or to have segregated within the custodian's vault, all securities held as collateral for repurchase agreements. The market value of the collateral is required to be sufficient to cover payments of interest and principal. If the seller of the agreement defaults and the value of the collateral declines, or if the seller enters an insolvency proceeding, realization of the value of the collateral by the Fund may be delayed or limited.

ITEM 2. CONTROLS AND PROCEDURES.

     (a) Based on their evaluation of the registrant's disclosure controls and procedures (as defined in rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c)) as of 10/29/2010, the registrant's principal executive officer and principal financial officer found the registrant's disclosure controls and procedures to provide reasonable assurances that information required to be disclosed by the registrant in the reports that it files under the Securities Exchange Act of 1934
          (a) is accumulated and communicated to the registrant's management, including its principal executive officer and principal financial officer, to allow timely decisions regarding required disclosure, and
          (b) is recorded, processed, summarized and reported, within the time periods specified in the rules and forms adopted by the U.S. Securities and Exchange Commission.

     (b) There have been no significant changes in the registrant's internal controls over financial reporting that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

Exhibits attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Oppenheimer Cash Reserves


By: /s/ William F. Glavin, Jr.
    --------------------------------
    William F. Glavin, Jr.
    Principal Executive Officer

Date: 12/07/2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By: /s/ William F. Glavin, Jr.
    --------------------------------
    William F. Glavin, Jr.
    Principal Executive Officer

Date: 12/07/2010


By: /s/ Brian W. Wixted
    --------------------------------
    Brian W. Wixted
    Principal Financial Officer

Date: 12/07/2010